Fair Value measurement	12 Months Ended
Dec. 31, 2020
Fair Value measurement
Fair Value measurement

23. Fair Value measurement

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis as of December 31, 2019 and 2020:

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2019	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Bank time deposits (maturing within 3 months) (i)	1,328,231	—	1,328,231	—
Long-term time deposits (ii)	215,000	—	215,000	—
Restricted cash, current	7,380,341	—	7,380,341	—
Non-current restricted cash	230,903	—	230,903	—
Short-term investments	1,844,595	—	1,844,595	—
Contingently returnable consideration in relation to an acquisition (iii)	53,349	—	—	53,349
Long-term investments accounted for at fair values (ii)
Listed equity securities	93,377	93,377	—	—
Unlisted equity securities	208,955	—	—	208,955
Wealth management products	1,246,430	—	1,246,430	—
Loan receivables under fair value option	29,834	—	—	29,834
Total	12,631,015	93,377	12,245,500	292,138
Liabilities
Mandatorily redeemable non-controlling interests in relation to an acquisition (iv)	780,937	—	—	780,937
Contingent consideration in relation to an acquisition (iii)	88,138	—	—	88,138
Foreign exchange options (v)	9,691	—	9,691	—
Total	878,766	—	9,691	869,075

23. Fair Value measurement (Continued)

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2020	(Level 1)	(Level 2)	(Level 3)

	(in thousands)
Bank time deposits (maturing within 3 months) (i)	4,302,310	—	4,302,310	—
Long-term time deposits (ii)	224,752	—	224,752	—
Restricted cash, current	8,567,496	—	8,567,496	—
Non-current restricted cash	—	—	—	—
Short-term investments	15,626,624	—	15,626,624	—
Foreign exchange options (v)	61,697	—	61,697	—
Long-term investments accounted for at fair values (ii)
Listed equity securities	103,621	103,621	—	—
Unlisted equity securities	238,294	—	—	238,294
Wealth management products	1,677,415	—	1,019,865	657,550
Loan receivables under fair value option	41,519	—	—	41,519
Total	30,843,728	103,621	29,802,744	937,363
(i)	Included in cash and cash equivalents on the Company’s consolidated balance sheets;
(ii)	Included in long-term investments on the Company's consolidated balance sheets;
(iii)	Included in other non-current assets and other non-current liabilities on the Company’s consolidated balance sheets; please refer to Note 24 for more details;
(iv)	Included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets;
(v)	Included in other non-current liabilities and short term investments on the Company’s consolidated balance sheets.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Company uses to measure the fair value of assets that the Company reports in its consolidated balance sheets at fair value on a recurring basis.

Bank time deposits and restricted cash. Bank time deposits and restricted cash are valued based on the prevailing interest rates in the market, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.

23. Fair Value measurement (Continued)

Short-term investments. Short-term investment represents interest-bearing deposit placed with financial institution, which is restricted to withdrawal and use. The investment is issued by commercial bank in the PRC with a variable interest rate. To estimate the fair value, the Company uses the expected return provided by the bank. As there are no quoted prices in active markets for the investment at the reporting date, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Loan receivables accounted for under the fair value option. The fair value of the loan receivables was estimated by using valuation models such as the binomial model with unobservable inputs including risk-free interest rate and expected volatility (Level 3).

Unlisted equity securities. The fair value of the investee is estimated by applying the discounted cash flow approach and the guideline public company approach. For discounted cash flow approach, major factors considered include historical financial results and assumptions including future growth rates, an estimate of weighted average cost of capital, effective tax rates. The guideline public company approach relies on publicly available market data of comparable companies and uses comparative valuation multiples of the investee’s revenue. The Group classifies the valuation techniques that use these inputs as Level 3.

Wealth management products. Wealth management products are financial products issued by commercial bank or asset management company and the fair value is provided by the commercial bank and the asset management company using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

Mandatorily redeemable non-controlling interests in relation to an acquisition. The mandatorily redeemable non-controlling interests will be settled by a variable number of ordinary shares newly issued by the Company and is classified as liabilities; the liabilities were settled in April 2020 (Note 24). The valuation of this liability is performed based on the fair value of the Company’s equity value estimated by applying the discounted cash flow approach, and with unobservable inputs including the probability of each scenario to determine the number of shares to be issued, and accordingly the Group classifies the valuation techniques that use these inputs as Level 3.

The following table presents quantitative information about the significant unobservable inputs as of December 31, 2019:

As of
December 31,
Unobservable Input	2019
Discount rates	18.0%
Volatility	54.0%
Discount for lack of marketability	10.0%

Contingent Consideration. The valuation of contingent consideration is performed using an expected cash flow method with unobservable inputs including the probability to achieve the contingencies, which is assessed by the Group, in connection with the contingent consideration arrangements. Accordingly the Group classifies the valuation techniques that use these inputs as Level 3.

Foreign exchange options. Foreign exchange options are financial products issued by commercial bank linked to the forward exchange rate. Fair value is provided by the commercial bank using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

23. Fair Value measurement (Continued)

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, financing receivables and prepayments and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and contract liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Short-term borrowings and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term borrowings and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Non-current receivables and payables. Non-current assets including financing receivables and rental deposits are financial assets with carrying value that approximate fair value due to the impact of discounting is immaterial. Non-current funding debt and other non-current liabilities are financial liabilities with carrying value that approximate fair value due to the impact of discounting is immaterial.

Assets Measured at Fair Value on a Non-Recurring Basis

Investments without readily determinable fair value. For those investments without readily determinable fair value, the Company measures them at fair value when observable price changes are identified or impairment charge were recognized. The fair values of the Company’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The Company classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The Company also measures equity investments without readily determinable fair values at fair value on a non-recurring basis when an impairment charge is to be recognized. As of December 31, 2019 and 2020, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in earnings for the years then ended. The fair value of the privately held investments is valued based on the discounted cash flow model with unobservable inputs including the discount curve of market interest rates, or valued based on market approach with unobservable inputs including selection of comparable companies and multiples and estimated discount for lack of marketability. Impairment recorded for equity method investments for the years ended December 31, 2018, 2019 and 2020 was nil, RMB1.5 million and RMB26.7 million, respectively. Impairment recorded for investments without readily determinable fair value for the years ended December 31, 2018, 2019 and 2020 was nil, nil and RMB9.0 million, respectively.

Non-financial assets. The Company’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.

23. Fair Value measurement (Continued)

The Company reviews the long-lived assets and certain identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. The impairment recognized on the acquired intangible assets based on management’s assessment amount to nil, nil and RMB213.4 million for the years ended December 31, 2018, 2019 and 2020, respectively.

The Company has a policy to perform goodwill impairment testing at the reporting unit level on December 31 annually, and between annual tests whenever a triggering event occurs. When performing the quantitative impairment test at reporting unit level, the Company considers a number of factors including but not limited to expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry. The impairment recognized on goodwill based on management's assessment amount to nil, nil and RMB22.7 million for the years ended December 31, 2018, 2019 and 2020, respectively and the remaining carrying values were zero after the impairment for the respective reporting units. The fair value of reporting units was determined using Level 3 inputs.